Goodwill and Intangible Assets, Net - Details of Total Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 1,925,225	$ 1,818,334
Goodwill resulting from acquisitions	123,987	100,935
Other	(119)	5,956
Goodwill, Ending Balance	$ 2,049,093	$ 1,925,225